Income and Social Contribution Taxes - Summary of deferred income and social contribution tax assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		R$ 510,780	R$ 396,601
Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		510,780	396,601
Tax losses and negative basis for social contribution carryforwards not constituted		224,823	76,302
Oil Trading [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		77,155	84,372
Ultrapar [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		51,339	77,453
Abastece Ai Clube [Member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		0	91,861
Tax losses and negative basis for social contribution carryforwards not constituted	[1]	126,900	0
Ipiranga [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		300,409	97,071
Ultracargo Soluções Logística [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		33,553	30,652
Neogás [Member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted		45,286	45,333
Integra Frotas [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted		18,927	13,335
Stella [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted		15,686	8,634
Millennium [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted		11,650	8,539
Others [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		48,324	15,192
Tax losses and negative basis for social contribution carryforwards not constituted		R$ 6,374	R$ 461

[1]	As of December 31, 2024, the Company reversed the deferred taxes recorded on tax loss carryforwards related to income tax (IRPJ) and social contribution (CSLL) of the subsidiary, based on projections of future realization.